Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2017 USD ($) ft² Option	Sep. 30, 2017 USD ($)
Commitments And Contingencies [Line Items]
Capital lease		$ 4,178
Construction financing lease obligation		$ 26,110
191 Spring Lease [Member]
Commitments And Contingencies [Line Items]
Area of office space leased | ft²	79,145
Lease term	10 years
Lease commenced period	third fiscal quarter of 2018
Stand by letter of credit	$ 1,300
Number of renewal options | Option	2
Lease renewel term	5 years
Lease contract additional extension option		The Company has the option to extend the 191 Spring Lease for two successive five-year terms.
Maximum [Member] | 191 Spring Lease [Member]
Commitments And Contingencies [Line Items]
Allowance for normal tenant improvements	$ 5,500
Computer Equipment [Member]
Commitments And Contingencies [Line Items]
Capital lease term		4 years
Capital lease		$ 3,800
Building [Member]
Commitments And Contingencies [Line Items]
Construction financing lease obligation		26,100
Building [Member] | Property and equipment, net [Member]
Commitments And Contingencies [Line Items]
Construction costs		$ 26,100